Asset Retirement Obligations	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 25
Asset Retirement Obligations
The company records the fair value of a liability for an asset retirement obligation (ARO) both as an asset and a liability when there is a legal obligation associated with the retirement of a tangible long-lived asset and the liability can be reasonably estimated. The legal obligation to perform the asset retirement activity is unconditional, even though uncertainty may exist about the timing and/or method of settlement that may be beyond the company’s control. This uncertainty about the timing and/or method of settlement is factored into the measurement of the liability when sufficient information exists to reasonably estimate fair value. Recognition of the ARO includes: (1) the present value of a liability and offsetting asset, (2) the subsequent accretion of that liability and depreciation of the asset, and (3) the periodic review of the ARO liability estimates and discount rates.
AROs are primarily recorded for the company’s crude oil and natural gas producing assets. No significant AROs associated with any legal obligations to retire downstream long-lived assets have been recognized, as indeterminate settlement dates for the asset retirements prevent estimation of the fair value of the associated ARO. The company performs periodic reviews of its downstream long-lived assets for any changes in facts and circumstances that might require recognition of a retirement obligation.
The following table indicates the changes to the company’s
before-tax
asset retirement obligations in 2023, 2022 and 2021:

	2023	2022	2021
Balance at January 1	$12,701	$12,808	$13,616
Liabilities assumed in the PDC acquisition	220	—	—
Liabilities incurred	183	9	31
Liabilities settled	(1,565)	(1,281)	(1,887)
Accretion expense	593	560	616
Revisions in estimated cash flows	1,701	605	432
Balance at December 31	$13,833	$12,701	$12,808
In the table above, the amount associated with “Revisions in estimated cash flows” primarily reflects increased cost estimates and scop
e change
s to decommission wells, equipment and facilities. The long-term portion of the $13,833 balance at the end of 2023 was $12,122.